Segment Information and Sales to Significant Customers - Summary of Revenue by Nature of Activities (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 1,242,564	$ 1,235,962	$ 1,223,304	$ 1,185,720	$ 1,166,504	$ 1,160,290	$ 1,145,271	$ 1,104,632	$ 4,887,550	$ 4,576,697	$ 4,288,640
Managed services arrangements [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue									2,856,621	2,755,486	2,546,330
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue									$ 2,030,929	$ 1,821,211	$ 1,742,310